Cover	Aug. 26, 2024
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 26, 2024
Entity Registrant Name	CARLYLE CREDIT INCOME FUND
Entity Central Index Key	0001517767
Entity Incorporation, State or Country Code	DE
Entity File Number	811-22554
Entity Tax Identification Number	45-2904236
Entity Address, Address Line One	One Vanderbilt Avenue, Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	813-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--09-30
Common Shares
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	CCIF
Title of 12(b) Security	Common Shares
Preferred Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	CCIA
Title of 12(b) Security	Preferred Shares